Financial instruments and risk management - Summary of changes in fair value of Level 3 financial assets and financial liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Currency translation adjustments	$ (99)	$ (34)
Cash and cash equivalents	6,775	12,807
Equity shares and quoted funds	222	117
Provisionally priced receivables recognised relating to sales contracts	1,234	1,114
Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Equity shares and quoted funds	153	98
Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	6,775	12,807
Level 3
Disclosure of detailed information about financial instruments [line items]
Opening balance	177	395
Currency translation adjustments	(4)	(6)
Total realised gains/(losses) included in consolidated sales revenue	16	27
Total realised gains/(losses) included in net operating costs	365	(50)
Total unrealised gains included in net operating costs	124	68
Total unrealised (losses)/gains transferred into other comprehensive income through cash flow hedges	(110)	(212)
Additions to financials assets	41
Additions to financials (liabilities)		(21)
Disposals/maturity of financial instruments	(478)	(6)
Transfers	0	(18)
Closing balance	131	177
Net gains included in the income statement for assets and liabilities held at year end	103	20
Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 2,725	$ 4,138